CONCENTRATIONS OF CREDIT RISK	9 Months Ended	24 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Concentrations of Credit Risk [Abstract]
CONCENTRATIONS OF CREDIT RISK

NOTE I—CONCENTRATIONS OF CREDIT RISK

The Company grants credit, generally without collateral, to its customers, which are primarily in the steel, metal working, scrap and rail industries. Consequently, the Company is subject to potential credit risk related to changes in economic conditions within those industries. However, management believes that its billing and collection policies are adequate to minimize the potential credit risk. At September 30, 2012 and December 31, 2011, approximately 35% and 27%, respectively, of gross receivables were due from entities in the rail industry, and approximately 26% and 36%, respectively, of gross accounts receivable were due from entities in the steel, metal working and scrap industries. Three customers, doing business with the Company’s Industrial Services and Rail Services segments, accounted for approximately 37% and 23% of gross receivables at September 30, 2012 and October 2, 2011, respectively. For the nine months ended September 30, 2012, these three customers accounted for 20%, 16% and 5% of the total consolidated revenue, respectively. The loss of any of these customers would have a material adverse effect on the Company.

NOTE O—CONCENTRATIONS OF CREDIT RISK

The Company grants credit, generally without collateral, to its customers, which are primarily in the steel, metal working, scrap, rail services and power industries. Consequently, the Company is subject to potential credit risk related to changes in economic conditions within those industries. However, management believes that its billing and collection policies are adequate to minimize the potential credit risk. At December 31, 2011 and 2010, approximately 36% and 25% of gross accounts receivable were due from entities in the steel, metal working and scrap industries, 25% and 14% of gross receivables were due from in the rail industry, and 10% and 15% of gross receivables were due from entities in the power industry. At December 31, 2011, one customer accounted for 10% of gross accounts receivable. At December 31, 2010, no customer accounted for 10% of gross accounts receivable. One customer accounted for 21% of sales for the year ended December 31, 2011 and one customer accounted for 19% of sales for the year ended December 31, 2010.